FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 20, 2021	Mar. 18, 2021	Mar. 01, 2021	Nov. 30, 2023	Sep. 30, 2023	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Warrants outstanding (in shares)									29,533,282
Gain (loss) from change in fair value of warrants								$ (6.8)	$ (23.6)	$ 10.3
Number of shares called by each warrant (in shares)									1
Exercise price of warrants (in dollars per share)									$ 11.50
Beauty Ventures LLC
Derivative [Line Items]
Consideration received				$ 173.0
Class A Ordinary Shares
Derivative [Line Items]
Issued (in shares)						14,000,000
Consideration received					$ 2.0	$ 68.0	$ 70.0
Class A Ordinary Shares | Burwell and Zeno
Derivative [Line Items]
Issued (in shares)		16,000,000
Class A Ordinary Shares | Beauty Ventures LLC
Derivative [Line Items]
Issued (in shares)				17,300,000
Public Warrants
Derivative [Line Items]
Issued (in shares)			11,499,950
Warrant exercise period									30 days
Warrant redemption period									30 days
Warrant redemption, number of trading days at or above trigger price									20 days
Warrant redemption, trading period									30 days
Warrant redemption, period between end of trading and notice of redemption									3 days
Warrant redemption, stock price trigger (in dollars per share)									$ 18.00
Public Warrants | Share-Based Payment Arrangement, Tranche One
Derivative [Line Items]
Warrant redemption price (in dollars per share)									0.01
Warrant redemption, stock price trigger (in dollars per share)									18.00
Public Warrants | Share-Based Payment Arrangement, Tranche Two
Derivative [Line Items]
Warrant redemption price (in dollars per share)									0.01
Warrant redemption, stock price trigger (in dollars per share)									$ 10.00
Sponsor Warrants
Derivative [Line Items]
Issued (in shares)	1,000,000		5,933,333
Consideration received	$ 1.5
Sponsor Warrants | Burwell and Zeno
Derivative [Line Items]
Issued (in shares)		5,333,333
Sponsor Warrants | Beauty Ventures LLC
Derivative [Line Items]
Issued (in shares)				5,766,666
Private Placement Warrants
Derivative [Line Items]
Warrant exercise period									30 days
Interest rate collar
Derivative [Line Items]
Derivative notional value									$ 160.0
Payments on interest rate collar contracts								0.0
Interest rate floor (percent)									2.55%
Interest rate cap (percent)									5.25%
Fair value of derivative asset									$ 0.0	0.1
Loss from change in fair value on derivative instruments								0.6	(0.1)	$ 0.1
Receipts exchanged on interest rate collar contracts								0.0	0.1
Interest Rate Collar, Initial Fixed Payment
Derivative [Line Items]
Payments on interest rate collar contracts								$ 0.8	$ 0.8